Consolidated Statements of Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 2,246,524	$ 1,059,242	$ 19,529,105	$ (12,555,062)	$ (19,564,718)	$ (51,206,803)	$ (25,095,538)
Other comprehensive income (loss):
Foreign currency translation adjustment	(3,806,975)	(1,395,240)	(4,661,552)	(744)	65,261	965,103	2,371,517
Foreign currency hedge contract gains (losses)	3,474,254	1,136,903	4,152,495	(266,809)	(394,417)	(596,969)	(3,226,682)
Interest rate swap and cap contract gains	2,850,379	1,034,813	4,762,710	3,254,316	4,335,323	(2,541,625)	(2,575,366)
Other comprehensive income	2,517,658	776,476	4,253,653	2,986,763	4,006,167	(2,173,491)	(3,430,531)
Comprehensive income (loss)	4,764,182	1,835,718	23,782,758	(9,568,299)	(15,558,551)	(53,380,294)	(28,526,069)
Comprehensive (income) loss attributable to noncontrolling interests:
Comprehensive (income) loss attributable to noncontrolling interests	(646,011)	(203,677)	(3,002,490)	1,561,344	2,211,209	7,196,529	2,095,801
Comprehensive income (loss) attributable to SmartStop Self Storage REIT, Inc. stockholders	$ 4,118,171	$ 1,632,041	$ 20,780,268	$ (8,006,955)	$ (13,347,342)	$ (46,183,765)	$ (26,430,268)